Carve-out Balance Sheet (Predecessor) (Parenthetical) - United Maritime Predecessor [Member]	Dec. 31, 2022 USD ($)
Current liabilities:
Deferred finance costs, current portion	$ 72,926
Non-current liabilities:
Deferred finance costs, non-current portion	$ 46,330